Income Taxes - Summary of Income Tax Reconciliation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Contingency [Line Items]
Net income	$ 5,310	$ 44,638	$ 98,094
Tax expense at statutory rate	0	0	0
Total statutory tax charge	0	0	0
Total Tax charge	397	1,177	800
UNITED KINGDOM [Member]
Income Tax Contingency [Line Items]
Total Tax charge	221	669	383
POLAND [Member]
Income Tax Contingency [Line Items]
Total Tax charge	(130)		(21)
SINGAPORE [Member]
Income Tax Contingency [Line Items]
Total Tax charge	$ 306	$ 508	$ 438